ALLOWANCE FOR CREDIT LOSSES - Changes in the Allowance for Credit Losses for the Previous Three Years (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Allowance for loan and lease losses
Balance at beginning of year	$ 132,977	$ 131,992	$ 175,679
Financing Receivable, Allowance for Credit Losses, Effect of Change in Method			17
Provision for loan and lease losses	43,074	6,731	(19,024)
Loans charged off	(40,315)	(12,558)	(32,903)
Recoveries	5,697	6,812	8,223
Total net charge-offs	34,618	5,746	24,680
Balance at end of year	141,433	132,977	131,992
Commercial & Industrial
Allowance for loan and lease losses
Balance at beginning of year	42,313	44,052	51,454
Financing Receivable, Allowance for Credit Losses, Effect of Change in Method			0
Provision for loan and lease losses	19,647	3,221	6,606
Loans charged off	(19,175)	(5,899)	(15,620)
Recoveries	1,534	939	1,612
Total net charge-offs	17,641	4,960	14,008
Balance at end of year	44,319	42,313	44,052
Lease financing
Allowance for loan and lease losses
Balance at beginning of year	3,571	1,633	995
Financing Receivable, Allowance for Credit Losses, Effect of Change in Method			17
Provision for loan and lease losses	13,162	2,041	621
Loans charged off	(4,423)	(152)	0
Recoveries	55	49	0
Total net charge-offs	4,368	103	0
Balance at end of year	12,365	3,571	1,633
Construction real estate
Allowance for loan and lease losses
Balance at beginning of year	13,527	11,874	21,736
Financing Receivable, Allowance for Credit Losses, Effect of Change in Method			0
Provision for loan and lease losses	(2,524)	1,653	(8,367)
Loans charged off	0	0	(1,498)
Recoveries	0	0	3
Total net charge-offs	0	0	1,495
Balance at end of year	11,003	13,527	11,874
Commercial real estate
Allowance for loan and lease losses
Balance at beginning of year	41,106	53,420	76,795
Financing Receivable, Allowance for Credit Losses, Effect of Change in Method			0
Provision for loan and lease losses	(3)	(12,951)	(14,689)
Loans charged off	(8,723)	(3,667)	(13,471)
Recoveries	2,523	4,304	4,785
Total net charge-offs	6,200	(637)	8,686
Balance at end of year	34,903	41,106	53,420
Residential
Allowance for loan and lease losses
Balance at beginning of year	12,684	6,225	8,560
Financing Receivable, Allowance for Credit Losses, Effect of Change in Method			0
Provision for loan and lease losses	5,196	6,509	(2,436)
Loans charged off	(39)	(224)	(127)
Recoveries	247	174	228
Total net charge-offs	(208)	50	(101)
Balance at end of year	18,088	12,684	6,225
Home equity
Allowance for loan and lease losses
Balance at beginning of year	12,447	9,643	11,869
Financing Receivable, Allowance for Credit Losses, Effect of Change in Method			0
Provision for loan and lease losses	600	2,066	(2,376)
Loans charged off	(340)	(160)	(1,073)
Recoveries	615	898	1,223
Total net charge-offs	(275)	(738)	(150)
Balance at end of year	13,322	12,447	9,643
Installment
Allowance for loan and lease losses
Balance at beginning of year	4,945	1,097	1,215
Financing Receivable, Allowance for Credit Losses, Effect of Change in Method			0
Provision for loan and lease losses	5,944	5,232	65
Loans charged off	(6,442)	(1,549)	(334)
Recoveries	441	165	151
Total net charge-offs	6,001	1,384	183
Balance at end of year	4,888	4,945	1,097
Credit card
Allowance for loan and lease losses
Balance at beginning of year	2,384	4,048	3,055
Financing Receivable, Allowance for Credit Losses, Effect of Change in Method			0
Provision for loan and lease losses	1,052	(1,040)	1,552
Loans charged off	(1,173)	(907)	(780)
Recoveries	282	283	221
Total net charge-offs	891	624	559
Balance at end of year	$ 2,545	$ 2,384	$ 4,048